Non-consolidated VIEs - Corporation's VI in non-consolidated VIEs and max exposure to loss (Details) - FNMA, GNMA, FHLMC VIE - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	$ 144,930	$ 174,268
Maximum exposure to loss	144,930	174,268
Servicing assets
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	115,718	136,280
Mortgage servicing rights
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	115,718	136,280
Other assets
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	29,212	37,988
Servicing advances
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	$ 29,212	$ 37,988